Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Schedule of provisions

					2021	2020
	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	6,234	15,208	785	8,669	30,896	26,070
Additions	9,943	12,328	1,676	9,358	33,305	24,052
Reversals	(8,572)	(7,012)	(754)	(3,794)	(20,132)	(13,140)
Interest accrual	(418)	1,131	40	(7)	746	1,389
Payments	(2,162)	(1,739)	(935)	(491)	(5,327)	(1,721)
Foreign exchange effects	(448)	(1,087)	(30)	(820)	(2,385)	(5,147)
Other	(43)	(150)	(82)	-	(275)	(607)
Balance at the end of the year	4,534	18,679	700	12,915	36,828	30,896

Schedule of provisions and judicial deposits

The provisions and the corresponding judicial deposits are as follows:

			2021			2020
	Judicial deposits	Provisions	Carrying amount	Judicial deposits	Provisions	Carrying amount
Tax	(1,528)	6,062	4,534	(1,594)	7,828	6,234
Labor	(2,752)	21,431	18,679	(2,797)	18,005	15,208
Civil	(751)	1,451	700	(722)	1,507	785
Environmental	-	12,915	12,915	-	8,669	8,669
Balance at the end of the year	(5,031)	41,859	36,828	(5,113)	36,009	30,896

Schedule of contingent liabilities
	2021	2020
Tax (i)	156,779	182,380
Labor (ii)	36,215	33,205
Civil (iii)	14,617	17,502
Environmental (iv)	97,027	85,390
	304,639	318,477